CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (PARENTHETICAL) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cumulative translation adjustment, tax portion	$ 14.0	$ 11.7	$ 0.9
Derivative hedging adjustment, tax portion	1.2	(0.4)	1.2
Debt and equity securities adjustment, tax portion	(0.1)	0.1	0.0
Pension - Net gain (loss), tax portion	12.1	2.6	11.4
Pension - Amortization of actuarial (gain) loss, tax portion	(3.1)	(1.6)	(1.2)
Pension - Foreign exchange and other effects, tax portion	$ (2.4)	$ (1.9)	$ (1.2)